Accrued Expenses and Other (Tables)	12 Months Ended
Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Schedule of Accrued Expenses

Accrued expenses and other are summarized as follows:

	As of December 31,
	2022	2021
General accrued expenses	$6,339	$4,491
Accrued payroll and related taxes	5,221	7,124
Accrued publisher expenses	4,911	6,319
Deferred cash payments	1,123	656
Sales tax liability	645	779
Restricted stock liabilities	-	2,152
Lease termination liability	4,753	1,846
Other accrued expenses	110	644
Total accrued expenses and other	$23,102	$24,011